Share Capital and Reserves	3 Months Ended
Jun. 30, 2022
Share Capital and Reserves
Share Capital and Reserves

10.         SHARE CAPITAL AND RESERVES

(a)        Authorized and outstanding share capital

The Company’s authorized share capital consists of an unlimited number of common shares without par value (“Common Shares”) and an unlimited number of preferred shares. All issued Common Shares are fully paid. No preferred shares have been issued.

On August 20, 2020, 3,000,000 flow-through shares were issued pursuant to the exercise of warrants for gross proceeds of $150,000.

On October 2, 2020, 2,000,000 flow-through shares were issued pursuant to the exercise of warrants for gross proceeds of $100,000. $100 related to flow-through tax filing has been deducted from the gross proceeds as issuance costs.

Approximately $167,000 of the flow-through proceeds received were renounced to the shareholder as at December 31, 2020. The Company recognized no flow-through premium in excess of the fair value of these common shares at their dates of issuance.

On December 2, 2021, 6,000,000 flow-through shares were issued pursuant to the exercise of warrants for  gross proceeds of $300,000. The Company recognized no flow-through premium in excess of the fair value of these common shares at their dates of issuance.

As at June 30, 2022, the amount of flow-through proceeds remaining to be expended is approximately $383,000 (March 31, 2022 - $383,000), which in total must be incurred on or before December 31, 2023. The BCMETC cannot be claimed by the Company on mineral exploration expenses related to meeting expenditure commitments pursuant to the issue of flow-through shares; however, the BCMETC itself, once received, may be used for any purpose.

As at June 30, 2022, there were 186,602,894 (March 31, 2022 – 186,602,894) Common Shares issued and outstanding.

(b)        Share purchase options

On March 9, 2022, the Company granted 3.48 million incentive stock options to its service providers to acquire an aggregate of 3.48 million common shares at $0.12 per share, for a period of three to five years of which 50% are being granted to insiders. All of the options are subject to required TSXV acceptance and customary vesting provisions over 24 months. The fair value of these warrants at issue was determined to be $366,912 using the Black-Scholes pricing model and based on the following assumptions: risk-free rate of 1.65%; expected volatility of 139%; underlying market price of $0.12; strike price of $0.12; expiry term of 3 - 5 years; and, dividend yield of nil.

The following summarizes changes in the Company’s share purchase options (the “Options”):

June 30,				June 30,
2022				2021
	Weighted Average Exercise Price	Number of Options	Weighted Average Exercise Price	Number of Options
Outstanding – beginning balance	0.05	2,000,000	0.05	2,000,000
Grant	0.12	3,480,000	-	-
Outstanding – ending balance	0.09	5,480,000	0.05	2,000,000

The following summarizes information on the options outstanding and exercisable as at June 30, 2022:

	Options Outstanding			Options Exercisable
Exercise price	Expiry date	Weighted Average Remaining Contractual Life (years)	Number of Options	Weighted Average Remaining Contractual Life (years)	Number of Options

0.05	4-Oct-24	2.27	2,000,000	0.00	2,000,000
0.12	9-Mar-25	2.69	2,580,000	2.69	2,580,000
0.12	9-Mar-27	4.69	900,000	0.00	900,000
Total		2.87	5,480,000	2.87	5,480,000

(c)          Share purchase warrants

The following common share purchase warrants were outstanding at June 30, 2022 and March 31, 2022:

		June 30,	March 31,
	Exercise price	2022	2022
Issued pursuant to the Loan (note 9)	0.05	16,000,000	16,000,000
Issued pursuant to the Loan (note 9)	0.085	1,176,470	-
Exercised		(11,000,000)	(11,000,000)
Total		6,176,470	5,000,000

(i)          2019 loan bonus warrants

In December 2019, 16,000,000 share purchase warrants were issued pursuant to the Loan (note 9). The fair value of these warrants at issue was determined to be $490,449 at $0.03 per warrant using the Black-Scholes pricing model and based on the following assumptions: risk-free rate of 1.57%; expected volatility of 144%; underlying market price of $0.035; strike price of $0.05; expiry term of 5 years; and, dividend yield of nil.

(ii)        2022 loan bonus warrants

In June 2022, 1,176,470 share purchase warrants were issued pursuant to the Loan (note 9). The fair value of these warrants at issue was determined to be $99,191 at $0.08 per warrant using the Black-Scholes pricing model and based on the following assumptions: risk-free rate of 3.28%; expected volatility of 138%; underlying market price of $0.11; strike price of $0.085; expiry term of 2.45 years; and, dividend yield of nil.